[Letterhead of Pacific Life]
CHARLENE GRANT, ESQ.
Assistant Vice President
Variable Products & Fund Compliance
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
May 2, 2006
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company File No. 333-61135, M’s Versatile Product Flexible Premium Life Insurance Policy
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) that the forms of prospectuses dated May 1, 2006 and Statements of Additional Information dated May 1, 2006 for M’s Versatile Product Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post-Effective Amendment No. 32 on Form S-6 which was filed electronically with the Commission on April 27, 2006.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant, Esq.